Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of disaggregation of revenue categorized by commodities sold
	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Gold
Sales revenue	$-	$4,027
Derivative pricing adjustments	-	-
	-	4,027
Silver
Sales revenue	$37,084	$27,438
Derivative pricing adjustments	758	(267)
	37,842	27,171
Zinc
Sales revenue	$59,262	$5,973
Derivative pricing adjustments	1,280	96.00
	60,542	6,069
Lead
Sales revenue	$29,731	$20,617
Derivative pricing adjustments	(164)	169
	29,567	20,786
Other by-products
Sales revenue	$995	$190
Derivative pricing adjustments	220	(46)
	1,215	144

Total sales revenue	$127,072	$58,245
Total derivative pricing adjustments	2,094	(48)
Gross revenue	$129,166	$58,197
Proceeds before intended use	-	247
Treatment and selling costs	(44,150)	(13,393)
	$85,016	$45,051